Investments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Nonparticipant-Directed Investment [Line Items]
Summary of Investments at Fair Value and Contract Value and Net Investment Income

Investments at fair value and contract value of the Master Trust and the Plan’s interest in the Master Trust consisted of the following at December 31:

	2025		2024
	Master Trust	Plan's Interest in Master Trust	Master Trust	Plan's Interest in Master Trust
Investments
Mutual funds	$391,640,435	$380,472,558	$133,511,483	$130,721,928
Worthington Enterprises common shares	13,204,014	12,912,027	10,746,147	10,499,596
Worthington Steel common shares[1]	-	-	6,930,870	6,769,469
Common collective trust funds	64,185,582	62,927,118	262,849,675	254,608,637
Total investments at fair value	469,030,031	456,311,703	414,038,175	402,599,630
Total investments at contract value	19,732,667	19,462,633	25,382,333	25,165,507
Total	$488,762,698	$475,774,336	$439,420,508	$427,765,137

(1) Effective after the close of business on April 7, 2025, the Company liquidated all remaining balances in the Worthington Steel stock fund.

Net investment income of the Master Trust consisted of the following for the years ended December 31:

	2025	2024
Investment income for the Master Trust:
Interest and dividend income	$13,392,170	$7,276,660
Net appreciation (depreciation) in fair value of investments:
Mutual funds and common collective trust funds	55,075,357	52,694,519
Worthington Enterprises common shares	3,403,225	(4,407,624)
Worthington Steel common shares	(1,707,015)	1,809,787
Total investment income	$70,163,737	$57,373,342